Commitments And Contingencies (Gas Supply, Transportation And Storage) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
2014	$ 3,648
2015	3,579
2016	3,418
2017	3,238
2018	3,008
Thereafter	34,840
Total	51,731
Pacific Gas And Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Cost of natural gas purchases	1,600	1,300	1,800
Natural Gas, Gas Transportation and Gas Storage Purchases [Member]
Long-term Purchase Commitment [Line Items]
2014	727
2015	198
2016	150
2017	108
2018	108
Thereafter	756
Total	$ 2,047